Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Capital
Common Equity Tier 1 Capital	[1],[2]	$ 55,520	$ 54,138	$ 53,081
Net Tier 1 Capital	[1],[2]	63,688	62,317	61,262
Total regulatory capital	[1],[2]	73,197	71,867	70,710
Total loss absorbing capacity	[1],[2],[3]	127,815	131,433	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1],[2],[4]	451,063	471,528	462,448
Leverage exposures	[5]	$ 1,530,107	$ 1,468,559	$ 1,445,619
Regulatory ratios
Common Equity Tier 1 Capital ratio	[1],[2]	12.30%	11.50%	11.50%
Tier 1 capital ratio	[1],[2]	14.10%	13.20%	13.20%
Total capital ratio	[1],[2]	16.20%	15.20%	15.30%
Total loss absorbing capacity ratio	[1],[2],[3]	28.30%	27.90%	27.40%
Leverage ratio	[1],[2],[5]	4.20%	4.20%	4.20%
Total loss absorbing capacity leverage ratio	[1],[2],[3]	8.40%	8.90%	8.80%

[1]	Q2 2023 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023). Prior period regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
[2]	Regulatory ratios and amounts reported as at Q2 2023 are under Revised Basel III requirements and are not directly comparable to ratios and amounts reported in prior quarters.
[3]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[4]	As at April 30, 2023, CET1, Tier 1, Total Capital and TLAC RWA include a Basel III floor adjustment of $8.2 billion (as at January 31, 2023 and October 31, 2022, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total Capital and TLAC RWA).
[5]	Q2 2023 leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline - Leverage Requirements (February 2023). Prior period leverage ratios were prepared in accordance with OSFI Guideline – Leverage Requirements (November 2018).